Debt issued measured at amortized cost (Tables) - Notes And Debentures Issued [Member]	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Detailed Information About Borrowings Explanatory
USD m 31.12.22 31.12.21
Short-term debt
1
29,676 43,098
Senior unsecured debt that

contributes to total loss-absorbing capacity (TLAC)
42,073 38,984
Senior unsecured debt other than

TLAC
17,892 27,590
of which: issued by UBS AG with original maturity greater

than one year
17,892 23,307
Covered bonds 0 1,389
Subordinated debt 16,017 18,640
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
9,882 11,052
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,189 2,425
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
2,422 2,596
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 547
Debt issued through the Swiss central mortgage

institutions
8,962 9,454
Long-term debt
2
84,945 96,057
Total debt issued

measured at amortized cost
3
114,621 139,155
1 Debt with an

original contractual maturity

of less than one

year, includes

mainly certificates of

deposit and commercial

paper.

2 Debt with an

original contractual

maturity greater

than or equal to

one year.

The
classification of

debt issued

into short

-term and

long-term does

not consider

any early

redemption

features.

3 Net

of bifurcated

embedded

derivatives,

the fair

value of

which was

not material

for the

periods
presented.

UBS AG
Entity [Table]
Disclosure Of Detailed Information About Borrowings Explanatory
USD m 31.12.22 31.12.21
Short-term debt
1
29,676 43,098
Senior unsecured debt 17,892 23,328
of which: issued by UBS AG with original maturity greater

than one year
17,892 23,307
Covered bonds 0 1,389
Subordinated debt 2,968 5,163
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
2,422 2,596
of which: eligible as non-Basel III-compliant tier 2 capital instruments
536 547
Debt issued through the Swiss central mortgage

institutions
8,962 9,454
Long-term debt
2
29,823 39,334
Total debt issued

measured at amortized cost
3
59,499 82,432
1 Debt with an

original contractual maturity

of less than one year,

includes mainly certificates

of deposit and commercial

paper.

2 Debt with an

original contractual

maturity greater than

or equal to one year.

The
classification of

debt issued

into short

-term and

long-term does

not consider

any early

redemption

features.

3 Net

of bifurcated

embedded

derivatives,

the fair

value of

which was

not material

for the

periods
presented.